COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Lessee, Operating Lease, Liability, Maturity
(a) Operating lease commitments

At December 31, 2018
Year ended December 31,
2019	$3,004,314
2020	3,638,224
2021	3,507,783
2022	2,481,946
2023	2,774,093
2024 and later	43,919,102
Total lease payments	59,325,462